VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 6.0%
151,494	(1)	Altice USA, Inc.	$3,138,955	0.2
45,054	(1),(2)	Bumble, Inc.	2,251,799	0.2
7,975		Cable One, Inc.	14,459,712	1.0
15,700		Electronic Arts, Inc.	2,233,325	0.1
32,700	(1)	IAC/InterActiveCorp	4,260,483	0.3
103,331	(1),(2)	Match Group, Inc.	16,221,934	1.1
193,900	(1)	Pinterest, Inc.	9,879,205	0.7
43,700	(1)	Roku, Inc.	13,693,395	0.9
52,900	(1)	Spotify Technology SA	11,920,486	0.8
15,600	(1)	Take-Two Interactive Software, Inc.	2,403,492	0.2
116,230	(1)	Vimeo, Inc.	3,413,675	0.2
29,968	(1)	ZoomInfo Technologies, Inc.	1,833,742	0.1
373,800	(1)	Zynga, Inc. - Class A	2,814,714	0.2
			88,524,917	6.0

		Consumer Discretionary: 16.0%
23,400	(1)	Aptiv PLC	3,485,898	0.2
5,800	(1)	Autozone, Inc.	9,848,342	0.7
24,700	(1)	Bright Horizons Family Solutions, Inc.	3,443,674	0.2
30,000	(1)	Burlington Stores, Inc.	8,507,100	0.6
39,800	(1)	Carmax, Inc.	5,092,808	0.3
27,200	(1),(2)	Carvana Co.	8,201,888	0.6
62,319	(1),(2)	Chewy, Inc.	4,244,547	0.3
10,700	(1)	Chipotle Mexican Grill, Inc.	19,447,464	1.3
26,300	(1)	Dollar Tree, Inc.	2,517,436	0.2
20,500		Domino's Pizza, Inc.	9,777,680	0.7
147,200	(1),(2)	DraftKings, Inc. - Class A	7,089,152	0.5
52,000	(1)	Etsy, Inc.	10,813,920	0.7
31,269	(1)	Five Below, Inc.	5,528,672	0.4
28,800	(1)	Floor & Decor Holdings, Inc.	3,478,752	0.2
12,500	(1)	Grand Canyon Education, Inc.	1,099,500	0.1
97,200	(1)	Hilton Worldwide Holdings, Inc.	12,841,092	0.9
43,900	(1)	Lululemon Athletica, Inc.	17,766,330	1.2
348,000		MGM Resorts International	15,016,200	1.0
2,039	(1)	NVR, Inc.	9,775,129	0.7
94,600	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	5,702,488	0.4
17,800	(1)	O'Reilly Automotive, Inc.	10,876,868	0.7
23,000		Papa Johns International, Inc.	2,920,770	0.2
4,200		Pool Corp.	1,824,522	0.1
59,281	(2)	Restaurant Brands International, Inc.	3,627,405	0.2
5,700	(1)	RH	3,801,387	0.3
29,200		Ross Stores, Inc.	3,178,420	0.2
25,700		Service Corp. International	1,548,682	0.1
26,500	(1)	Terminix Global Holdings, Inc.	1,104,255	0.1
60,600		Tractor Supply Co.	12,278,166	0.8
31,921	(1)	Ulta Beauty, Inc.	11,520,927	0.8
22,300	(1),(2)	Wayfair, Inc.	5,697,873	0.4
22,800		Williams-Sonoma, Inc.	4,043,124	0.3
37,100	(1)	Wynn Resorts Ltd.	3,144,225	0.2
32,600	(2)	Yum China Holdings, Inc.	1,894,386	0.1
30,100		Yum! Brands, Inc.	3,681,531	0.3
			234,820,613	16.0

		Consumer Staples: 2.2%
79,100	(1)	BJ's Wholesale Club Holdings, Inc.	4,344,172	0.3
3,989	(1),(2)	Boston Beer Co., Inc.	2,033,393	0.1
78,275		Brown-Forman Corp. - Class B	5,245,208	0.4
6,600		Casey's General Stores, Inc.	1,243,770	0.1
17,300		Church & Dwight Co., Inc.	1,428,461	0.1
12,100		Clorox Co.	2,003,881	0.1
8,300		Constellation Brands, Inc.	1,748,727	0.1
53,800	(1)	Darling Ingredients, Inc.	3,868,220	0.3
45,800		Hershey Co.	7,751,650	0.5
16,800	(2)	McCormick & Co., Inc.	1,361,304	0.1
17,389		Tyson Foods, Inc.	1,372,687	0.1
			32,401,473	2.2

		Energy: 1.2%
204,300	(2)	Devon Energy Corp.	7,254,693	0.5
46,500		Pioneer Natural Resources Co.	7,742,715	0.5
44	(1),(3),(4)	Venture Global LNG, Inc. - Series B	201,964	0.0
560	(1),(3),(4)	Venture Global LNG, Inc. - Series C	2,570,450	0.2
			17,769,822	1.2

		Financials: 4.0%
27,200		Arthur J. Gallagher & Co.	4,043,280	0.3
11,500		Assurant, Inc.	1,814,125	0.1
16,133		Cboe Global Markets, Inc.	1,998,233	0.1
66,200		Discover Financial Services	8,132,670	0.6
4,300		Factset Research Systems, Inc.	1,697,554	0.1
10,100		First Republic Bank	1,948,088	0.1
68,700		Hartford Financial Services Group, Inc.	4,826,175	0.3
21,200		MarketAxess Holdings, Inc.	8,918,628	0.6
23,800		MSCI, Inc. - Class A	14,478,492	1.0
11,400		Nasdaq, Inc.	2,200,428	0.2
3,600	(1)	SVB Financial Group	2,328,768	0.2
72,719		Tradeweb Markets, Inc.	5,874,241	0.4
			58,260,682	4.0

		Health Care: 18.9%
15,700	(1)	Abiomed, Inc.	5,110,664	0.3
24,099	(1)	Acadia Healthcare Co., Inc.	1,537,034	0.1
53,800	(1),(2)	Acadia Pharmaceuticals, Inc.	893,618	0.1
21,200	(1),(2)	Acceleron Pharma, Inc.	3,648,520	0.3

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
44,959	(1),(2)	Adaptive Biotechnologies Corp.	$1,528,156	0.1
45,400		Agilent Technologies, Inc.	7,151,862	0.5
50,167	(1),(2)	agilon health, Inc.	1,314,877	0.1
24,700	(1),(2)	Agios Pharmaceuticals, Inc.	1,139,905	0.1
3,300	(1)	Align Technology, Inc.	2,195,919	0.2
37,300	(1),(2)	Alnylam Pharmaceuticals, Inc.	7,042,613	0.5
18,200	(1)	Amedisys, Inc.	2,713,620	0.2
13,385	(1)	Argenx SE ADR	4,042,270	0.3
15,600	(1)	Ascendis Pharma A/S ADR	2,486,484	0.2
224,343	(1),(2)	Avantor, Inc.	9,175,629	0.6
17,500	(1)	BioMarin Pharmaceutical, Inc.	1,352,575	0.1
18,100	(1)	BioNTech SE ADR	4,941,119	0.3
8,300	(1)	Bio-Rad Laboratories, Inc.	6,191,385	0.4
8,600		Bio-Techne Corp.	4,167,302	0.3
22,800	(1),(2)	Blueprint Medicines Corp.	2,344,068	0.2
23,900		Bruker Corp.	1,866,590	0.1
41,984	(1)	Catalent, Inc.	5,586,811	0.4
24,228	(1)	Centene Corp.	1,509,647	0.1
5,200		Cooper Cos., Inc.	2,149,212	0.1
11,400	(1)	CRISPR Therapeutics AG	1,276,002	0.1
16,400	(1)	DaVita, Inc.	1,906,664	0.1
16,044	(1),(2)	Denali Therapeutics, Inc.	809,420	0.1
25,200	(1)	DexCom, Inc.	13,780,872	0.9
69,110	(1)	Elanco Animal Health, Inc.	2,203,918	0.2
62,700	(1),(2)	Exact Sciences Corp.	5,984,715	0.4
110,500	(1)	Exelixis, Inc.	2,335,970	0.2
16,500	(1),(2)	Fate Therapeutics, Inc.	977,955	0.1
115,900	(1)	Genmab A/S ADR	5,064,830	0.3
26,500	(1),(2)	Guardant Health, Inc.	3,312,765	0.2
43,000	(1)	Hologic, Inc.	3,173,830	0.2
31,700	(1)	Horizon Therapeutics Plc	3,472,418	0.2
5,775	(1)	ICU Medical, Inc.	1,347,769	0.1
20,800	(1)	Idexx Laboratories, Inc.	12,935,520	0.9
92,300	(1)	Incyte Corp., Ltd.	6,348,394	0.4
31,200	(1),(2)	Ionis Pharmaceuticals, Inc.	1,046,448	0.1
20,300	(1)	IQVIA Holdings, Inc.	4,862,662	0.3
9,722	(1),(2)	Kodiak Sciences, Inc.	933,118	0.1
98,291		McKesson Corp.	19,597,260	1.3
7,400	(1)	Mettler Toledo International, Inc.	10,192,464	0.7
6,400	(1)	Mirati Therapeutics, Inc.	1,132,224	0.1
13,100	(1)	Molina Healthcare, Inc.	3,554,161	0.2
183,000	(1),(2)	Multiplan Corp.	1,030,290	0.1
25,700	(1)	Natera, Inc.	2,864,008	0.2
38,379	(1)	Neurocrine Biosciences, Inc.	3,680,930	0.3
39,800	(1),(2)	Novocure Ltd.	4,623,566	0.3
84,191	(1)	Ortho Clinical Diagnostics Holdings PLC	1,555,850	0.1
46,700	(1)	Pacific Biosciences of California, Inc.	1,193,185	0.1
17,000	(1),(2)	Penumbra, Inc.	4,530,500	0.3
12,500	(1)	Quidel Corp.	1,764,375	0.1
34,755	(1)	Repligen Corp.	10,043,847	0.7
33,000		Resmed, Inc.	8,697,150	0.6
35,088	(2)	Royalty Pharma PLC	1,268,080	0.1
50,780	(1)	Seagen, Inc.	8,622,444	0.6
7,700	(1)	Shockwave Medical, Inc.	1,585,276	0.1
14,500		STERIS Public Ltd. Co.	2,962,060	0.2
16,712	(1),(2)	Teladoc Health, Inc.	2,119,249	0.1
7,500		Teleflex, Inc.	2,824,125	0.2
19,994	(1),(2)	TG Therapeutics, Inc.	665,400	0.0
19,692	(1),(2)	Ultragenyx Pharmaceutical, Inc.	1,776,021	0.1
9,000	(1)	United Therapeutics Corp.	1,661,220	0.1
60,300	(1)	Veeva Systems, Inc.	17,376,651	1.2
8,638	(1)	Warby Parker, Inc.	458,246	0.0
22,200		West Pharmaceutical Services, Inc.	9,424,788	0.6
		277,066,520		18.9

		Industrials: 12.7%
49,800	(1)	Alaska Air Group, Inc.	2,918,280	0.2
11,500		Allegion Public Ltd.	1,520,070	0.1
11,962		Ametek, Inc.	1,483,408	0.1
24,700		AO Smith Corp.	1,508,429	0.1
71,764		Booz Allen Hamilton Holding Corp.	5,694,473	0.4
32,300		BWX Technologies, Inc.	1,739,678	0.1
32,300		Cintas Corp.	12,295,318	0.8
51,178	(1)	Clarivate PLC	1,120,798	0.1
93,200	(1)	Copart, Inc.	12,928,704	0.9
180,500	(1)	CoStar Group, Inc.	15,533,830	1.1
39,087		Equifax, Inc.	9,905,428	0.7
17,000		Expeditors International Washington, Inc.	2,025,210	0.1
31,600		Fastenal Co.	1,630,876	0.1
38,175		Fortune Brands Home & Security, Inc.	3,413,608	0.2
27,100	(1)	Generac Holdings, Inc.	11,074,957	0.8
18,000		Graco, Inc.	1,259,460	0.1
36,400	(1),(2)	Hexcel Corp.	2,161,796	0.2
11,500		Hubbell, Inc.	2,077,705	0.1
10,700		Huntington Ingalls Industries, Inc.	2,065,742	0.1
86,500	(1)	IAA, Inc.	4,720,305	0.3
6,900		IDEX Corp.	1,427,955	0.1
8,500		JB Hunt Transport Services, Inc.	1,421,370	0.1
11,300		Landstar System, Inc.	1,783,366	0.1
21,969	(1),(2)	Legalzoom.com, Inc.	579,982	0.0
21,800		Leidos Holdings, Inc.	2,095,634	0.1
12,100	(1)	Middleby Corp.	2,063,171	0.1
27,650		Old Dominion Freight Line	7,907,347	0.5
27,000		Otis Worldwide Corp.	2,221,560	0.2
25,000		Paccar, Inc.	1,973,000	0.1
52,200		Republic Services, Inc.	6,267,132	0.4
20,300		Ritchie Bros Auctioneers, Inc.	1,251,698	0.1
20,800		Rockwell Automation, Inc.	6,116,032	0.4
35,237		Rollins, Inc.	1,244,923	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
47,198	(1)	Shoals Technologies Group, Inc.	$1,315,880	0.1
57,300	(1)	Southwest Airlines Co.	2,946,939	0.2
16,900		Toro Co.	1,646,229	0.1
26,500		Trane Technologies PLC	4,575,225	0.3
8,196	(1)	TransDigm Group, Inc.	5,118,976	0.4
72,100		TransUnion	8,097,551	0.6
17,100	(1)	United Rentals, Inc.	6,000,903	0.4
39,600	(1),(2)	Upwork, Inc.	1,783,188	0.1
11,200		Valmont Industries, Inc.	2,633,344	0.2
40,056		Verisk Analytics, Inc.	8,022,015	0.6
53,650		Waste Connections, Inc.	6,756,145	0.5
8,000	(2)	Watsco, Inc.	2,116,960	0.2
17,600		Woodward, Inc.	1,992,320	0.1
			186,436,920	12.7

		Information Technology: 34.3%
27,159	(1),(2)	Affirm Holdings, Inc.	3,235,452	0.2
18,900	(1)	Akamai Technologies, Inc.	1,976,751	0.1
183,000		Amphenol Corp.	13,401,090	0.9
80,300	(1)	Anaplan, Inc.	4,889,467	0.3
16,800	(1)	ANSYS, Inc.	5,719,560	0.4
28,199	(1)	Aspen Technology, Inc.	3,462,837	0.2
35,500	(1)	Avalara, Inc.	6,204,335	0.4
27,281	(2)	Bentley Systems, Inc.	1,654,320	0.1
38,600	(1)	Bill.com Holdings, Inc.	10,304,270	0.7
52,734	(1)	Black Knight, Inc.	3,796,848	0.3
48,700	(2)	Broadridge Financial Solutions, Inc. ADR	8,115,368	0.6
113,700	(1)	Cadence Design Systems, Inc.	17,218,728	1.2
46,036	(1)	CCC Intelligent Solutions Holdings, Inc.	483,838	0.0
64,700		CDW Corp.	11,776,694	0.8
46,603	(1)	Ceridian HCM Holding, Inc.	5,248,430	0.4
20,500	(2)	Citrix Systems, Inc.	2,201,085	0.2
44,400		Cognex Corp.	3,561,768	0.3
18,248	(1),(2)	Confluent, Inc.	1,088,493	0.1
34,423	(1),(2)	Coupa Software, Inc.	7,544,833	0.5
53,397	(1)	Crowdstrike Holdings, Inc.	13,123,915	0.9
11,320	(1),(3),(4)	Databricks, Inc.	2,495,521	0.2
88,646	(1)	Datadog, Inc.	12,530,112	0.9
72,053	(1)	DocuSign, Inc.	18,548,604	1.3
52,600	(1),(2)	DoubleVerify Holdings, Inc.	1,796,816	0.1
40,237	(1)	Dynatrace, Inc.	2,855,620	0.2
53,900	(1)	Enphase Energy, Inc.	8,083,383	0.6
97,700		Entegris, Inc.	12,300,430	0.8
25,100	(1)	EPAM Systems, Inc.	14,319,048	1.0
15,800	(1)	Euronet Worldwide, Inc.	2,011,024	0.1
28,595	(1)	Five9, Inc.	4,567,765	0.3
41,600	(1)	FleetCor Technologies, Inc.	10,868,832	0.8
64,900	(1)	Fortinet, Inc.	18,953,396	1.3
26,500	(1)	Gartner, Inc.	8,052,820	0.6
42,000		Genpact Ltd.	1,995,420	0.1
34,129	(1),(3),(4)	Gitlab, Inc. Class B	1,365,160	0.1
21,100	(1),(2)	GoDaddy, Inc.	1,470,670	0.1
12,300	(1),(2)	Guidewire Software, Inc.	1,462,101	0.1
19,700	(1),(2)	HubSpot, Inc.	13,318,973	0.9
6,400	(1)	IPG Photonics Corp.	1,013,760	0.1
26,650	(1)	Keysight Technologies, Inc.	4,378,329	0.3
10,300		KLA Corp.	3,445,453	0.2
27,300	(1),(2)	Lattice Semiconductor Corp.	1,764,945	0.1
5,100		Littelfuse, Inc.	1,393,677	0.1
30,900	(1)	Manhattan Associates, Inc.	4,728,627	0.3
51,048		Marvell Technology, Inc.	3,078,705	0.2
100,117		Microchip Technology, Inc.	15,366,958	1.1
11,000		MKS Instruments, Inc.	1,660,010	0.1
3,206	(1)	Monday.com Ltd.	1,045,797	0.1
19,839	(1),(2)	MongoDB, Inc.	9,354,287	0.6
28,300		Monolithic Power Systems, Inc.	13,716,444	0.9
26,600		Motorola Solutions, Inc.	6,179,712	0.4
67,682	(1),(2)	nCino, Inc.	4,807,452	0.3
43,800	(1),(2)	Okta, Inc.	10,395,492	0.7
95,000	(1)	ON Semiconductor Corp.	4,348,150	0.3
33,300	(1)	Palo Alto Networks, Inc.	15,950,700	1.1
29,900		Paychex, Inc.	3,362,255	0.2
26,500	(1)	Paycom Software, Inc.	13,137,375	0.9
50,100	(1),(2)	Paycor HCM, Inc.	1,761,516	0.1
23,000	(1)	Paylocity Holding Corp.	6,449,200	0.4
5,856	(1),(2)	Procore Technologies, Inc.	523,175	0.0
10,680	(1),(4)	Procore Technologies, Inc., Lockup Shares	925,527	0.1
55,475	(1)	PTC, Inc.	6,645,350	0.5
66,502	(1)	Qualtrics International, Inc.	2,842,296	0.2
31,500	(1)	RingCentral, Inc.	6,851,250	0.5
60,771	(1),(2)	SentinelOne, Inc.	3,255,503	0.2
10,300	(1)	Silicon Laboratories, Inc.	1,443,648	0.1
30,900		Skyworks Solutions, Inc.	5,091,702	0.4
58,300	(1)	Smartsheet, Inc.	4,012,206	0.3
24,800	(1)	Splunk, Inc.	3,588,808	0.3
15,488	(1)	Squarespace, Inc.	598,456	0.0
46,035		SS&C Technologies Holdings, Inc.	3,194,829	0.2
84,421	(1),(2)	StoneCo Ltd.	2,931,097	0.2
43,600	(1)	Synopsys, Inc.	13,054,276	0.9
31,626	(1),(3),(4)	Tanium, Inc. Class B	360,385	0.0
72,100		Teradyne, Inc.	7,871,157	0.5
6,136	(1),(2)	Toast, Inc.	306,493	0.0
187,800	(1)	Trade Desk, Inc./The	13,202,340	0.9
4,400	(1)	Twilio, Inc.	1,403,820	0.1
17,300	(1)	Tyler Technologies, Inc.	7,934,645	0.5
93,261	(1),(2)	UiPath, Inc.	4,906,461	0.3
6,400	(1)	VeriSign, Inc.	1,312,064	0.1
12,999	(1),(2)	WEX, Inc.	2,289,644	0.2
9,553	(1)	Wix.com Ltd.	1,872,101	0.1
16,300	(1),(2)	Workiva, Inc.	2,297,648	0.2
21,000	(1)	Zebra Technologies Corp.	10,823,820	0.7
29,700	(1),(2)	Zendesk, Inc.	3,456,783	0.2
			502,338,105	34.3

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: 2.3%
9,700		Albemarle Corp.	$2,124,009	0.1
165,947	(1)	Ardagh Metal Packaging SA	1,652,832	0.1
18,300		Avery Dennison Corp.	3,791,943	0.3
57,180	(2)	Ball Corp.	5,144,485	0.4
29,100		CF Industries Holdings, Inc.	1,624,362	0.1
32,500		Kirkland Lake Gold Ltd.	1,351,675	0.1
42,500		PPG Industries, Inc.	6,077,925	0.4
50,200		RPM International, Inc.	3,898,030	0.3
44,300	(2)	Sealed Air Corp.	2,427,197	0.2
37,700		Steel Dynamics, Inc.	2,204,696	0.1
21,300		Vulcan Materials Co.	3,603,108	0.2
			33,900,262	2.3

		Real Estate: 1.3%
15,300	(2)	Alexandria Real Estate Equities, Inc.	2,923,371	0.2
120,100		CubeSmart	5,818,845	0.4
85,200		Equity Lifestyle Properties, Inc.	6,654,120	0.4
30,900	(2)	eXp World Holdings, Inc.	1,228,893	0.1
8,800		SBA Communications Corp.	2,909,016	0.2
541	(1),(4)	WeWork Companies, Inc. - Class A	4,027	0.0
			19,538,272	1.3

	Total Common Stock
	(Cost $1,015,861,437)		1,451,057,586	98.9

PREFERRED STOCK: 0.9%
		Consumer Discretionary: 0.1%
32,438	(1),(3),(4)	Rappi, Inc. - Series E	2,089,757	0.1

		Health Care: 0.1%
123,878	(1),(3),(4)	Caris Life Sciences, Inc. Series D	1,003,412	0.1

		Information Technology: 0.7%
24,459	(1),(3),(4)	Databricks, Inc., Series F	5,392,045	0.4
2,636	(1),(3),(4)	Databricks, Inc., Series G	581,113	0.0
353,970	(1),(3),(4)	Tanium, Inc. - Series G	4,033,559	0.3
			10,006,717	0.7

		Real Estate: 0.0%
44,396	(1),(4)	WeWork Companies, Inc. - Series D-1	330,439	0.0
34,882	(1),(4)	WeWork Companies, Inc. - Series D-2	259,627	0.0
			590,066	0.0

	Total Preferred Stock
	(Cost $7,536,754)		13,689,952	0.9

	Total Long-Term Investments
	(Cost $1,023,398,191)		1,464,747,538	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.7%
		Commercial Paper: 1.4%
500,000	(5)	ANZ Bank, 0.120%, 01/25/2022	$499,857	0.0
750,000	(5)	ANZ Bank, 0.120%, 02/10/2022	749,761	0.1
475,000	(5)	Caisse des Dépôts et Consignations, 0.120%, 01/26/2022	474,830	0.0
500,000	(5)	Collateralized Commercial Paper FLEX Co., LLC, 0.150%, 03/08/2022	499,671	0.0
380,000	(5)	Collateralized Commercial Paper V Co., LLC, 0.100%, 12/13/2021	379,910	0.0
750,000	(5)	DBS Bank Ltd., 0.120%, 02/01/2022	749,612	0.1
725,000	(5)	DNB Bank ASA, 0.140%, 03/16/2022	724,660	0.1
575,000	(5)	DNB Bank ASA, 0.140%, 03/22/2022	574,710	0.0
625,000	(5)	HSBC Bank PLC, 0.140%, 03/03/2022	624,431	0.0
500,000	(5)	Landesbank Baden-Wurttemberg, 0.130%, 12/07/2021	499,882	0.0
500,000	(5)	Lloyds Bank PLC, 0.100%, 12/20/2021	499,883	0.0
425,000	(5)	Lloyds Bank PLC, 0.150%, 03/14/2022	424,737	0.0
400,000	(5)	Lloyds Bank PLC, 0.150%, 03/29/2022	399,720	0.0
525,000	(5)	LMA-Americas LLC, 0.150%, 03/14/2022	524,651	0.0
600,000	(5)	Matchpoint Finance PLC, 0.100%, 12/07/2021	599,872	0.0
700,000	(5)	Matchpoint Finance PLC, 0.150%, 03/15/2022	699,532	0.0
525,000	(5)	Mizuho Bank Ltd., 0.150%, 03/16/2022	524,572	0.0
725,000	(5)	National Australia Bank Ltd., 0.120%, 02/18/2022	724,684	0.1
750,000	(5)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/07/2022	749,767	0.1
625,000	(5)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/11/2022	624,796	0.0
750,000	(5)	NRW.Bank, 0.130%, 03/21/2022	749,545	0.1
750,000	(5)	Old Line Funding LLC, 0.130%, 03/10/2022	749,551	0.1
350,000	(5)	Santander UK PLC, 0.110%, 12/01/2021	349,939	0.0
425,000	(5)	Santander UK PLC, 0.130%, 02/01/2022	424,820	0.0
750,000	(5)	Sheffield Receivables Company LLC, 0.100%, 12/16/2021	749,814	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
750,000	(5)	Skandinaviska Enskilda Banken AB, 0.090%, 12/22/2021	$749,836	0.1
800,000	(5)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	799,413	0.1
750,000	(5)	Societe Generale, 0.170%, 03/31/2022	749,469	0.1
600,000	(5)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/07/2022	599,623	0.0
725,000	(5)	Swedbank AB, 0.150%, 03/23/2022	724,530	0.0
750,000	(5)	Swedbank AB, 0.150%, 03/24/2022	749,508	0.1
750,000	(5)	Thunder Bay Funding LLC, 0.130%, 03/18/2022	749,486	0.1
625,000	(5)	Victory Receivables Corporation, 0.120%, 01/06/2022	624,791	0.0
725,000	(5)	Westpac Banking Corp., 0.130%, 03/25/2022	724,574	0.1

	Total Commercial Paper
	(Cost $21,044,437)		21,044,437	1.4

		Floating Rate Notes: 0.5%
675,000	(5)	Bank of Montreal, 0.120%, 01/05/2022	675,254	0.1
475,000	(5)	Bank of Nova Scotia, 0.120%, 12/23/2021	475,165	0.0
425,000	(5)	Bank of Nova Scotia, 0.130%, 02/28/2022	425,148	0.0
400,000	(5)	Barclays Bank PLC, 0.140%, 03/03/2022	399,977	0.0
700,000	(5)	Barclays Bank PLC, 0.160%, 03/22/2022	700,014	0.1
725,000	(5)	Canadian Imperial Bank of Commerce, 0.120%, 02/10/2022	725,055	0.1
475,000	(5)	Cooperatieve Rabobank U.A./New York, 0.120%, 12/29/2021	474,991	0.0
725,000	(5)	DBS Bank Ltd., 0.140%, 03/16/2022	724,908	0.1
500,000	(5)	National Australia Bank Ltd., 0.130%, 03/10/2022	500,001	0.0
350,000	(5)	Royal Bank of Canada, 0.120%, 12/14/2021	350,070	0.0
600,000	(5)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/14/2022	600,006	0.1
375,000	(5)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/22/2022	374,976	0.0
500,000	(5)	Sumitomo Mitsui Trust Bank Ltd., 0.160%, 03/08/2022	500,023	0.0

	Total Floating Rate Notes
	(Cost $6,925,588)		6,925,588	0.5

		Repurchase Agreements: 6.3%
3,317,145	(5)	Bethesda Securities LLC, Repurchase Agreement dated 09/30/21, 0.09%, due 10/01/21 (Repurchase Amount $3,317,153, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $3,383,488, due 01/01/25-09/01/51)	3,317,145	0.2
21,776,727	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $21,776,757, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $22,212,262, due 11/01/21-07/20/71)	21,776,727	1.5
8,015,910	(5)	CF Secured LLC, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $8,015,921, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $8,176,229, due 11/15/21-01/20/69)	8,015,910	0.6
9,281,612	(5)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $9,281,632, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $9,467,311, due 10/12/21-08/15/51)	9,281,612	0.6

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
4,575,373	(5)	JVB Financial Group LLC, Repurchase Agreement dated 09/30/21, 0.07%, due 10/01/21 (Repurchase Amount $4,575,382, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $4,666,881, due 06/01/22-11/01/56)	$4,575,373	0.3
7,440,538	(5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $7,440,550, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $7,589,362, due 08/01/23-07/20/71)	7,440,538	0.5
4,228,318	(5)	Palafox Trading LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $4,228,327, collateralized by various U.S. Government Securities, 0.000%-3.125%, Market Value plus accrued interest $4,312,185, due 08/15/28-08/15/44)	4,228,318	0.3
17,295,380	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $17,295,404, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $17,641,288, due 10/31/21-05/01/58)	17,295,380	1.2
13,272,702	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $13,272,738, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $13,538,548, due 07/15/23-02/15/48)	13,272,702	0.9
3,570,168	(5)	Stonex Financial Inc., Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $3,570,178, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,641,571, due 11/20/21-09/15/56)	3,570,168	0.2

	Total Repurchase Agreements
	(Cost $92,773,873)		92,773,873	6.3

		Certificates of Deposit: 0.7%
400,000	(5)	Bank of Montreal, 0.130%, 02/28/2022	399,983	0.0
550,000	(5)	BNP Paribas, 0.130%, 03/03/2022	550,016	0.0
300,000	(5)	Commonwealth Bank of Australia, 0.130%, 02/11/2022	300,068	0.0
660,000	(5)	Credit Agricole, 0.100%, 12/01/2021	660,034	0.1
400,000	(5)	Landesbank Baden-Wurttemberg, 0.160%, 02/07/2022	400,010	0.0
725,000	(5)	Landesbank Baden-Wurttemberg, 0.160%, 03/21/2022	724,976	0.1
550,000	(5)	Lloyds Bank PLC, 0.130%, 02/22/2022	550,254	0.1
500,000	(5)	Mitsubishi UFJ Trust and Banking Corp., 0.130%, 01/26/2022	500,020	0.0
300,000	(5)	Mitsubishi UFJ Trust and Banking Corp., 0.150%, 03/02/2022	299,999	0.0
400,000	(5)	Mitsubishi UFJ Trust and Banking Corp., 0.150%, 03/03/2022	399,998	0.0
575,000	(5)	Mizuho Bank Ltd., 0.150%, 03/07/2022	574,993	0.1
725,000	(5)	Mizuho Bank Ltd., 0.150%, 03/14/2022	724,983	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Certificates of Deposit (continued)
725,000	(5)	Norinchukin Bank of New York, 0.110%, 01/27/2022	$724,976	0.1
425,000	(5)	Oversea-Chinese Banking Corp. Ltd., 0.140%, 02/24/2022	425,002	0.0
500,000	(5)	Sumitomo Mitsui Trust Bank Ltd., 0.100%, 12/01/2021	500,034	0.0
500,000	(5)	Sumitomo Mitsui Trust Bank Ltd., 0.110%, 12/14/2021	500,011	0.0
350,000	(5)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/04/2022	349,997	0.0
640,000	(5)	Svenska Handelsbanken AB, 0.110%, 02/10/2022	640,191	0.1
525,000	(5)	Toronto-Dominion Bank, 0.150%, 03/03/2022	525,208	0.0

	Total Certificates of Deposit
	(Cost $9,750,753)		9,750,753	0.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.8%
3,088,000	(5),(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	3,088,000	0.2
2,692,000	(5),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	2,692,000	0.2
3,317,000	(5),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	3,317,000	0.2
2,329,781	(6)	T. Rowe Price Government Reserve Fund, 0.050%	2,329,781	0.2
	Total Mutual Funds
	(Cost $11,426,781)		11,426,781	0.8

	Total Short-Term Investments
	(Cost $141,921,432)		141,921,432	9.7

	Total Investments in Securities (Cost $1,165,319,623)		$1,606,668,970	109.5
	Liabilities in Excess of Other Assets		(139,911,291)	(9.5)
	Net Assets		$1,466,757,679	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2021, the Portfolio held restricted securities with a fair value of $21,612,986 or 1.5% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2021.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$88,524,917	$–	$–	$88,524,917
Consumer Discretionary	234,820,613	–	–	234,820,613
Consumer Staples	32,401,473	–	–	32,401,473
Energy	14,997,408	–	2,772,414	17,769,822
Financials	58,260,682	–	–	58,260,682
Health Care	277,066,520	–	–	277,066,520
Industrials	186,436,920	–	–	186,436,920
Information Technology	497,191,512	925,527	4,221,066	502,338,105
Materials	33,900,262	–	–	33,900,262
Real Estate	19,534,245	4,027	–	19,538,272
Total Common Stock	1,443,134,552	929,554	6,993,480	1,451,057,586
Preferred Stock	–	590,066	13,099,886	13,689,952
Short-Term Investments	11,426,781	130,494,651	–	141,921,432
Total Investments, at fair value	$1,454,561,333	$132,014,271	$20,093,366	$1,606,668,970

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2021:

Investments, at fair value	Fair Value at September 30, 2021	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input****
Common Stocks	$6,993,480	Market Approach	Recent Comparable Transaction Price(s)	-**	-**	-**
		Market Approach	Enterprise Value to EBITDA Multiple	10.8x	10.8x	Increase
		Market Approach	Projected Enterprise Value to EBITDA Multiple	12.7x	12.7x	Increase
		Market Approach	Discount Rate for Cost of Equity	20%	20%	Decrease
		Market Approach	Discount for lack of marketability	10%	10%	Decrease

Preferred Stocks	$13,099,886	Market Approach	Recent Comparable Transaction Price(s)	-**	-**	-**
Total Investments, at fair value	$20,093,366

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio's management.

*** Unobservable inputs were weighted by the relative fair value of the instruments.

**** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2021:

	Common Stocks	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2021	$6,238,425	$9,847,301	$16,085,726
Purchases	1,173,818	1,900,407	3,074,225
Sales	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)*****	1,363,140	4,483,299	5,846,439
Transfers into Level 3	-	-	-
Transfers out of Level 3	(1,781,903)	(3,131,121)	(4,913,024)
Ending balance at September 30, 2021	$6,993,480	$13,099,886	$20,093,366
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2021*****	$1,363,140	$4,483,299	$5,846,439

***** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2021 may be due to securities no longer held or categorized as Level 3 at period end.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Caris Life Sciences, Inc. Series D	5/11/2021	$1,003,412	$1,003,412
Databricks, Inc.	7/24/2020	543,644	2,495,521
Databricks, Inc., Series F	10/22/2019	1,050,475	5,392,045
Databricks, Inc., Series G	2/1/2021	467,542	581,113
Gitlab, Inc. Class B	12/15/2020	1,375,398	1,365,160
Procore Technologies, Inc., Lockup Shares	7/15/2020	609,411	925,527
Rappi, Inc. - Series E	9/8/2020	1,938,042	2,089,757
Tanium, Inc. - Series G	8/26/2015	1,757,213	4,033,559
Tanium, Inc. Class B	9/24/2020	360,385	360,385
Venture Global LNG, Inc. - Series B	3/8/2018	132,880	201,964
Venture Global LNG, Inc. - Series C	10/16/2017	2,083,973	2,570,450
WeWork Companies, Inc. - Class A	6/23/2015	17,793	4,027
WeWork Companies, Inc. - Series D-1	12/9/2014	739,245	330,439
WeWork Companies, Inc. - Series D-2	12/9/2014	580,825	259,627
		$12,660,238	$21,612,986

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,166,052,623.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$479,722,383
Gross Unrealized Depreciation	(39,106,036)

Net Unrealized Appreciation	$440,616,347